Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
Current
Cash and cash equivalents	$ 3,701	$ 6,989
Amounts receivable	225	215
Prepaid expenses	303	348
Total current assets	4,229	7,552
Performance bonds and other assets	313	235
Mineral properties	47,029	41,614
Property, equipment and other	522	620
Total assets	52,093	50,021
Current
Accounts payable and accrued liabilities	905	1,367
Total current liabilities	905	1,367
Asset retirement obligation	83	91
Share based liabilities	1,092	872
Lease liability	263	317
Total liabilities	2,343	2,647
SHAREHOLDERS' EQUITY
Share capital	939,787	937,040
Contributed surplus	34,651	33,761
Accumulated other comprehensive loss	(167,690)	(170,337)
Deficit	(780,002)	(774,735)
Total shareholders' equity attributable to shareholders of Platinum Group Metals Ltd.	26,746	25,729
Non-controlling interest	23,004	21,645
Total shareholders' equity	49,750	47,374
Total liabilities and shareholders' equity	$ 52,093	$ 50,021